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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-5399

The New America High Income Fund, Inc
(Exact name of registrant as specified in charter)

33 Broad Street Boston, MA			02109
(Address of principal executive offices)			(Zip code)

Ellen E. Terry, 33 Broad St., Boston, MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-263-6400

Date of fiscal year end:	12/31

Date of reporting period:	1/1/09 - 6/30/09

Form N-CSR is to be used by management investment companies to file  reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its  regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form  N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form  N-CSR unless the Form displays a currently valid Office of Management and  Budget (“OMB”) control number. Please direct comments concerning the accuracy  of the information collection burden estimate and any suggestions for reducing  the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street,  NW, Washington, DC 20549-0609. The OMB has reviewed this collection of  information under the clearance requirements of 44 U.S.C. Section 3507.

Persons who are to respond to the collection of information
contained in this form are not required to respond unless the
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Item 1 -  Report to Shareholders

August 14, 2009

Dear Fellow Shareholder,

Despite the continuing world-wide economic recession, the high yield market roared back in the first half of 2009, as investors regained an appetite for risk. Measured by the Credit Suisse High Yield Index, the first six months witnessed a stunning 27.22% return for the asset class, with a 20.23% gain coming in the second quarter. The strategy of the Fund's investment adviser, T. Rowe Price Associates, Inc., proved to be a good match for the exceptional high yield market conditions during the period. The Fund's total return, based on net asset value ("NAV"), for the first half of 2009 was 43.09%.

The Fund paid monthly dividends totaling $0.325 per share during the first half of 2009. Of course, in the future, the Fund's performance and the common dividend may fluctuate, as it has in the past, depending upon portfolio results, the cost of leverage, market conditions, and other factors.

The Fund's leverage, which is in the form of Auction Term Preferred Stock (the "ATP"), and a related interest rate swap contributed approximately 25% of the common stock dividend for the six months ended June 30, 2009. Of course, the Fund's use of leverage is not without risk. The Fund's leverage increases the volatility of the Fund's NAV. In the positive market environment of the first half of the year, the leverage increased the NAV. However, if the high yield bond market declines, the leverage will exacerbate the decline in the NAV. If there is a significant decline in the portfolio's value, the Fund may have to reduce the leverage and the common stock dividend. The Fund was approximately 32% leveraged on June 30, 2009, compared with 39% leveraged as of December 31, 2008.

While high yield bonds have rallied sharply and there are signs that the economy may be stabilizing, the financial markets and the economy remain distressed. No one can be certain at this point that the markets will not suffer another setback. According to JP Morgan, in the first half of 2009 the high yield bond default rate reached 8.63%, with 76 high yield issuers defaulting on more than $130 billion of debt. Some market analysts forecast a 2009 default rate in double digits. In the first six months of 2009, four of the Fund's portfolio securities defaulted.

The Fund has not identified a solution to the liquidity crisis affecting the holders of the ATP following the failure of the auction process for most auction rate securities beginning in February 2008, but has been and is in compliance with the terms of the ATP. The Board remains mindful that in considering any proposed action to address ATP liquidity issues, it must determine that action to be in the best interest of the Fund as a whole.

Performance Update

The Fund's NAV ended the period at $7.84. The market price for the Fund's shares on the New York Stock Exchange closed at $7.35 on June 30, 2009, representing a market price discount of approximately 6% from the NAV. Twenty six of the thirty four funds in the Lipper Closed-End Fund Leveraged High Yield category were trading at market price discounts to their NAVs at the end of the period.

	Total Returns for the Periods Ending June 30, 2009
	1 Year	3 Years Cumulative
New America High Income Fund (Stock Price and Dividends)*	4.90%	(4.41%)
New America High Income Fund (NAV and Dividends)	(2.83%)	3.77%
Lipper Closed-End Fund Leveraged High Yield Average	(24.09%)	(27.10%)
Credit Suisse High Yield Index	(5.00%)	4.25%
Citigroup 10 Year Treasury Index	7.31%	26.82%

Sources: Credit Suisse, Citigroup, Lipper Inc., The New America High Income Fund, Inc.

Past performance is no guarantee of future results. Total return assumes the reinvestment of dividends.

*  Because the Fund's shares may trade at either a discount or premium to the Fund's net asset value per share, returns based upon the stock price and dividends will tend to differ from those derived from the underlying change in net asset value and dividends.

High Yield Market Update

Strong demand from investors allowed many high yield companies to successfully undertake initiatives to restore and repair balance sheets by issuing new debt. During the first quarter, these recapitalizations were mainly confined to the higher quality issuers in the high yield universe. In April, May and June, however, the refinancing wave spread to medium and lower quality credits. Even a number of the most aggressively structured leveraged buyouts enjoyed success in the new issue market and extended near and intermediate term maturities.

During the June quarter, the best performance came in leveraged loans and CCC-rated issues, traditionally the highest and lowest rated sectors of the high yield bond market, respectively, with each significantly outpacing the gains in BB and B-rated credits. The results for levered loans were particularly rewarding, especially in higher risk loans. Another striking development was the recovery of bonds in some of the market's most stressed industries, including autos, broadcasting, gaming and financials. Even with General Motors bankruptcy filing, auto industry related bonds returned over 30%, as measured by the JP Morgan Global High Yield Index.

Strategy Review

We continued to deploy the Fund's assets in the first quarter of 2009, and many of the purchases generated significant capital appreciation in the June quarter. Sirius/XM Satellite Radio and Univision Communications were the biggest winners among the Fund's broadcasting holdings, as both companies tapped the new issue market to refinance senior secured liabilities. At the beginning of 2009, both companies appeared headed for Chapter 11, but recent initiatives have, in our analysis, dramatically reduced each company's near term risk of bankruptcy. Even if the U.S. economy remains weak into 2010, each organization has taken important steps to extend their financial flexibility, giving these businesses more time to improve profitability.

The biggest winner in the portfolio during the quarter was E*Trade Financial, one of the country's major online brokerage firms. The Fund's position in E*Trade bonds rose dramatically in the quarter as the company successfully completed a creative recapitalization of its balance sheet. The Fund also enjoyed significant appreciation in other financials, notably Nuveen, Hub Insurance Group and Bank of America convertible preferred.

Our traders and analysts worked closely with the major underwriters of new issues that have provided the catalyst for improved credit quality at many of these companies. Pricing and structural terms proved critical to the performance of the bonds bought on behalf of the Fund. We expect that the calendar for new deals will remain robust throughout 2009 and we will continue to evaluate opportunities with an eye toward the right balance between yield and risk.

Outlook

The fear phase of this high yield cycle seemed to draw to a decisive close during the first half of 2009. High yield investors appear to have regained their courage as flows into the asset class were put in pursuit of both new issues and secondary opportunities. This is a huge paradigm shift from late 2008 and suggests to us that the asset class is moving into a new phase. Fundamentals will now receive more scrutiny as portfolio managers and analysts look for signs of improving earnings and cash flow from high yield credits. Disappointments will likely result in the coming months and the market could give back some of its gains. Notwithstanding short term setbacks, however, we remain constructive longer term on high yield bonds, and urge patience as the U.S. economy continues its road to recovery.

Sincerely,

Robert F. Birch President The New America High Income Fund, Inc.	Mark Vaselkiv Vice President T. Rowe Price Associates, Inc.

Ellen E. Terry Vice President The New America High Income Fund, Inc.	Paul A. Karpers Vice President T. Rowe Price Associates, Inc.

The views expressed in this update are as of the date of this letter. These views and any portfolio holdings discussed in the update are subject to change at any time based on market or other conditions. The Fund and T. Rowe Price Associates, Inc. disclaim any duty to update these views, which may not be relied upon as investment advice. In addition, references to specific companies' securities should not be regarded as investment recommendations or indicative of the Fund's portfolio as a whole.

The New America High Income Fund, Inc.

Industry Summary June 30, 2009 (Unaudited)	As a Percent of Total Investments
Telecommunications	13.00%
Oil and Gas	11.53%
Finance	6.87%
Broadcasting and Entertainment	6.55%
Utilities	6.10%
Healthcare, Education and Childcare	5.89%
Mining, Steel, Iron and Non-Precious Metals	5.59%
Electronics	5.12%
Retail Stores	4.90%
Containers, Packaging and Glass	4.57%
Hotels, Motels, Inns and Gaming	4.22%
Building and Real Estate	2.91%
Automobile	2.76%
Personal, Food and Miscellaneous Services	2.55%
Chemicals, Plastics and Rubber	2.03%
Printing and Publishing	1.95%
Diversified/Conglomerate Service	1.86%
Beverage, Food and Tobacco	1.79%
Aerospace and Defense	1.52%
Insurance	1.11%
Personal Transportation	1.04%
Machinery	0.89%
Ecological	0.80%
Diversified/Conglomerate Manufacturing	0.74%
Personal Non-Durable Consumer Products	0.66%
Leisure, Amusement and Entertainment	0.60%
Cargo Transport	0.44%
Banking	0.36%
Groceries	0.33%
Textiles and Leather	0.15%
Short-Term Investments	1.17%
Total Investments	100.00%
Moody's Investors Service Ratings June 30, 2009 (Unaudited)	As a Percent of Total Investments
Short Term Prime-1	1.17%
A3	0.10%
Baa2	0.12%
Baa3	1.81%
Total Baa	1.93%
Ba1	4.76%
Ba2	9.33%
Ba3	14.32%
Total Ba	28.41%
B1	12.30%
B2	12.33%
B3	14.31%
Total B	38.94%
Caa1	16.00%
Caa2	3.86%
Caa3	2.13%
Total Caa	21.99%
Ca	1.95%
Unrated	3.91%
Equity	1.60%
Total Investments	100.00%

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2009 (Unaudited) (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — 136.46% (d)
Aerospace and Defense — 2.23%
$650	BE Aerospace Inc., Senior Notes, 8.50%, 07/01/18	Ba3	$608
1,625	GenCorp Inc., Senior Subordinated Notes, 9.50%, 08/15/13	B1	1,190
500	L 3 Communications Corporation, Senior Subordinated Notes, 7.625%, 06/15/12	Ba3	503
625	Moog, Inc., Senior Notes, 7.25%, 06/15/18	Ba3	581
825	TransDigm Inc., Senior Subordinated Notes, 7.75%, 07/15/14	B3	784
575	Vought Aircraft Industries, Senior Notes, 8%, 07/15/11	Caa1	354
			4,020
Automobile — 4.04%
1,825	Allison Transmission, Inc., Senior Notes, 11.25%, 11/01/15 (g)	Caa2	1,314
850	Cooper Standard Automotive Inc., Senior Subordinated Notes, 8.375%, 12/15/14 (a)	Ca	83
1,035	Goodyear Tire & Rubber Company, Senior Notes, 8.625%, 12/01/11	B1	1,025
1,725	Goodyear Tire & Rubber Company, Senior Notes, 10.50%, 05/15/16	B1	1,742
525	KAR Holdings, Inc., Senior Notes, 5.028%, 05/01/14	B3	394
1,700	KAR Holdings, Inc., Senior Subordinated Notes, 10%, 05/01/15	Caa1	1,394
400	Tenneco Automotive, Inc., Senior Subordinated Notes, 8.125%, 11/15/15	B3	320
1,025	Tenneco Automotive, Inc., Senior Subordinated Notes, 8.625%, 11/15/14	Caa2	738

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
$150	TRW Automotive, inc., Senior Notes, 7%, 03/15/14 (g)	Caa2	$108
275	United Components, Inc., Senior Subordinated Notes, 9.375%, 06/15/13	Caa2	175
			7,293
Beverage, Food and Tobacco — 2.14%
375	Alliance One International , Inc., Senior Notes, 10%, 07/15/16 (g)	B2	355
325	Alliance One International , Inc., Senior Subordinated Notes, 12.75%, 11/15/12	Caa1	347
250	Del Monte Corporation, Senior Subordinated Notes, 8.625%, 12/15/12	B1	254
475	Dole Food Company, Inc., Senior Notes, 13.875%, 03/15/14 (g)	B2	520
100	JBS S.A., Senior Notes, 9.375%, 02/07/11	B1	98
400	JBS USA, LLC Senior Notes, 11.625%, 05/01/14 (g)	B1	376
200	Pinnacle Foods Finance LLC, Senior Notes, 9.25%, 04/01/15	Caa2	182
100	Pinnacle Foods Finance LLC, Senior Subordinated Notes, 10.625%, 04/01/17	Caa2	85
650	Tyson Foods, Inc., Senior Notes, 8.25%, 10/01/11	B2	668
900	Tyson Foods, Inc., Senior Notes, 10.50%, 03/01/14 (g)	Ba3	984
			3,869
Broadcasting and Entertainment — 9.40%
650	AMC Entertainment, Inc., Senior Notes, 8.75%, 06/01/19 (g)	B1	614
450	Cinemark, USA, Inc., Senior Notes, 8.625%, 06/15/19 (g)	B3	443
550	CSC Holdings, Inc., Senior Notes, 7.625%, 07/15/18	Ba3	508
250	CSC Holdings, Inc., Senior Notes, 8.50%, 04/15/14 (g)	Ba3	247

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2009 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
$625	CSC Holdings, Inc., Senior Notes, 8.625%, 02/15/19 (g)	Ba3	$611
775	DIRECTV Holdings LLC, Senior Notes, 6.375%, 06/15/15	Ba3	713
325	DIRECTV Holdings LLC, Senior Notes, 7.625%, 05/15/16	Ba3	315
750	DIRECTV Holdings LLC, Senior Notes, 8.375%, 03/15/13	Ba3	750
1,178	EchoStar DBS Corporation, Senior Notes, 6.625%, 10/01/14	Ba3	1,090
375	EchoStar DBS Corporation, Senior Notes, 7.75%, 05/31/15	Ba3	356
1,100	Gaylord Entertainment Company, Senior Notes, 6.75%, 11/15/14	Caa2	830
575	Gaylord Entertainment Company, Senior Notes, 8%, 11/15/13	Caa2	492
700	HSN, Inc., Senior Notes, 11.25%, 08/01/16 (g)	Ba3	645
475	Kabel Deutschland GmbH, Senior Notes, 10.625%, 07/01/14	B2	482
825	Lamar Media Corporation, Senior Subordinated Notes, 6.625%, 08/15/15	B2	722
125	Lamar Media Corporation, Senior Subordinated Notes, Series B, 6.625%, 08/15/15	B2	107
100	Lamar Media Corporation, Senior Subordinated Notes, Series C, 6.625%, 08/15/15	B2	84
400	Lamar Media Corporation, Senior Subordinated Notes, 9.75%, 04/01/14 (g)	Ba3	416
750	Mediacom Broadband LLC, Senior Notes, 8.50%, 10/15/15	B3	675
250	Rainbow National Services LLC, Senior Notes, 8.75%, 09/01/12 (g)	Ba3	252

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
$300	Rogers Cable Inc., Senior Secured Notes, 6.75%, 03/15/15	Baa2	$320
850	Sirius Satellite Radio, Inc., Senior Notes, 9.625%, 08/01/13	Ca	627
1,050	Univision Communications, Inc., Senior Notes, 7.85%, 07/15/11	B2	1,039
1,650	Univision Communications, Inc., Senior Notes, 9.75%, 03/15/15 (g)(i)	Caa2	941
700	Univision Communications, Inc., Senior Notes, 12%, 07/01/14 (g)	B2	688
250	Videotron Ltee., Senior Notes, 6.375%, 12/15/15	Ba2	224
1,475	Videotron Ltee., Senior Notes, 6.875%, 01/15/14	Ba2	1,379
25	Videotron Ltee., Senior Notes, 9.125%, 04/15/18	Ba2	25
275	XM Satellite Radio, Inc., Senior Notes, 11.25%, 06/15/13 (g)	Caa1	273
1,350	XM Satellite Radio, Inc., Senior Notes, 13%, 08/01/13 (g)	Ca	1,094
			16,962
Building and Real Estate — 3.33%
500	AMH Holdings, Inc., Senior Discount Notes, 11.25%, 03/01/14	Caa2	215
500	FelCor Lodging Limited Partnership, Senior Notes, 9.00%, 06/01/11	B2	445
825	Host Marriott, L.P., Senior Notes, 6.75%, 06/01/16	Ba1	710
1,125	Icahn Partners, Senior Notes, 7.125%, 02/15/13	Ba3	1,015
700	K. Hovnanian Enterprises, Senior Notes, 11.50%, 05/01/13	B2	602
950	Texas Industries, Inc., Senior Notes, 7.25%, 07/15/13	B2	865
200	Texas Industries, Inc., Senior Notes, 7.25%, 07/15/13 (g)	B2	182

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2009 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
$800	United Rentals (North America), Inc., Convertible Senior 10.875%, 06/15/16 (g)	B2	$768
375	U.S. Concrete, Inc., Senior Subordinated Notes, 8.375%, 04/01/14	B3	240
800	Ventas Realty, Limited Partnership, Senior Notes, 6.50%, 06/01/16	Ba1	718
275	Ventas Realty, Limited Partnership, Senior Notes, 6.50%, 06/01/16	Ba1	247
			6,007
Cargo Transport — .64%
650	American Railcar Industries, Inc., Senior Notes, 7.50%, 03/01/14	B3	566
200	Kansas City Southern Railway Company, Senior Notes, 13%, 12/15/13	B2	215
400	TFM, S.A. de C.V., Senior Notes, 9.375%, 05/01/12	B2	380
			1,161
Chemicals, Plastics and Rubber — 2.76%
425	Ashland, Inc., Senior Notes, 9.125%, 06/01/17 (g)	Ba3	442
50	Huntsman LLC, Senior Notes, 11.625%, 10/15/10	Ba1	51
325	Huntsman International LLC, Senior Notes, 7.875%, 11/15/14	B2	258
1,275	INVISTA S.A.R.L., Senior Notes 9.25%, 05/01/12 (g)	Ba3	1,208
1,300	Koppers Holdings Inc., Senior Notes, 9.875%, 11/15/14 (b)	B2	1,147
500	Koppers Inc., Senior Secured Notes, 9.875%, 10/15/13	Ba3	490
875	Nalco Company, Senior Notes, 8.25%, 05/15/17 (g)	Ba2	879
600	PolyOne Corporation, Senior Notes, 8.875%, 05/01/12	B1	507
			4,982

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
Containers, Packaging and Glass — 6.68%
$792	Boise Cascade, LLC, Senior Subordinated Notes, Notes, 7.125%, 10/15/14	Caa1	$412
900	BWAY Corporation, Senior Subordinated Notes, 10%, 4/15/14 (g)	B3	895
450	Cellu Tissue Holdings, Inc., Senior Secured Notes, 11.50%, 06/01/14 (g)	B2	442
300	Clearwater Paper Corporation, Senior Notes, 10.625%, 06/15/16 (g)	Ba3	305
800	Clondalkin Acquisition BV, Senior Notes, 2.629%, 12/15/13 (g)	B1	561
500	Crown Americas, L.L.C., Senior Notes, 7.75%, 11/15/15	B1	489
275	Domtar Inc., Senior Notes, 5.375%, 12/01/13	Ba3	225
950	Domtar Inc., Senior Notes, 7.125%, 08/15/15	Ba3	788
100	Domtar Inc., Senior Notes, 9.50%, 08/01/16	Ba3	83
450	Georgia-Pacific Corporation, Senior Notes, 7%, 01/15/15 (g)	Ba3	421
150	Georgia-Pacific Corporation, Senior Notes, 7.70%, 06/15/15	B2	142
275	Georgia-Pacific LLC, Senior Notes, 8.25%, 05/01/16 (g)	Ba3	267
1,075	Graham Packaging Company, L.P., Senior Subordinated Notes, 9.875%, 10/15/14	Caa1	1,000
327	Graphic Packaging International, Inc., Senior Notes, 8.50%, 08/15/11	B3	324
100	Graphic Packaging International, Inc., Senior Notes, 9.50%, 8/15/17	B3	96
325	Graphic Packaging International, Inc., Senior Notes, 9.50%, 06/15/27 (g)	B3	320

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2009 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
$550	International Paper Company, Senior Notes, 7.40%, 06/15/14	Baa3	$547
300	International Paper Company, Senior Notes, 9.375%, 05/15/19	Baa3	305
675	NewPage Corporation, Senior Secured Notes, 10%, 05/01/12	Caa2	324
625	Owens-Brockway Glass Container, Inc., Senior Notes, 7.375%, 05/15/16 (g)	Ba3	600
850	Plastipak Holdings, Inc., Senior Notes, 8.50% 12/15/15 (g)	B3	762
475	Rock-Tenn Company, Senior Notes, 8.20%, 08/15/11	Ba3	481
450	Rock-Tenn Company, Senior Notes, 9.25%, 03/15/16	Ba3	458
300	Sealed Air Corp., Senior Notes, 7.875%, 06/15/17 (g)	Baa3	298
475	Silgan Holdings, Inc., Senior Notes, 7.25%, 08/15/16 (g)	Ba3	456
425	Smurfit Kappa Funding plc, Subordinated Notes, 7.75%, 04/01/15	B2	329
425	Solo Cup Company, Senior Subordinated Notes, 8.50%, 02/15/14	Caa2	348
375	Solo Cup Company, Senior Notes, 10.50%, 11/01/13 (g)	B2	376
			12,054
Diversified/Conglomerate Manufacturing — 1.08%
725	Bombardier Inc., Senior Notes, 6.30%, 05/01/14 (g)	Ba2	636
225	Bombardier Inc., Senior Notes, 8%, 11/15/14 (g)	Ba2	212
750	H & E Equipment Services, Inc., Senior Notes, 8.375%, 07/15/16	B3	602
500	Hawk Corporation, Senior Notes, 8.75%, 11/01/14	B3	500
			1,950

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
Diversified/Conglomerate Service — 2.72%
$1,850	First Data Corporation, Senior Notes, 9.875%, 09/24/15	Caa1	$1,320
1,239	First Data Corporation, Senior Notes, 10.55%, 09/24/15 (g)(i)	(e)	725
550	Hertz Corporation, Senior Notes, 8.875%, 01/01/14	B1	507
725	Hertz Corporation, Senior Subordinated Notes, 10.50%, 01/01/16	B2	649
1,100	Mobile Services Group, Inc. Senior Notes, 9.75%, 08/01/14	B2	1,053
925	Sunstate Equipment Co, LLC, Senior Secured Notes, 10.50%, 04/01/13 (g)	Caa3	648
			4,902
Ecological — 1.17%
1,625	Casella Waste Systems, Inc., Senior Subordinated Notes, 9.75%, 02/01/13	Caa1	1,381
800	WCA Waste Corporation, Senior Notes, 9.25%, 06/15/14	B3	726
			2,107
Electronics — 4.47%
475	Anixter Inc., Senior Notes, 10%, 03/15/14	Ba2	480
800	Avago Technologies Finance Pte. Ltd., Senior Notes, 10.125%, 12/01/13	B1	816
300	Avago Technologies Finance Pte. Ltd., Senior Subordinated Notes, 11.875%, 12/01/15	B3	302
675	Dycom Investments, Inc., Senior Subordinated Notes, 8.125%, 10/15/15	Ba3	567
825	iPayment Inc., Senior Subordinated Notes, 9.75%, 05/15/14	Caa1	452

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2009 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
$887	iPayment Inc., Senior Subordinated Notes, 12.75%, 07/15/14 (g)(i)	(e)	$621
475	Motorola, Inc., Senior Notes, 8%, 11/01/11	Baa3	480
250	Seagate Technology HDD Holdings, Inc., Senior Notes, 6.375%, 10/01/11	Ba3	239
275	Seagate Technology HDD Holdings, Inc., Senior Notes, 6.80%, 10/01/16	Ba3	237
725	Seagate Technology International, Inc., Senior Notes, 10%, 05/01/14 (g)	Ba1	758
300	SS&C Technologies, Inc., Senior Subordinated Notes, 11.75%, 12/01/13	Caa1	294
350	STATS ChipPAC Ltd., Senior Notes, 6.75%, 11/15/11	Ba1	336
325	STATS ChipPAC Ltd., Senior Notes, 7.50%, 07/19/10	Ba1	322
1,950	Sungard Data Systems Inc., Senior Notes, 9.125%, 08/15/13	Caa1	1,843
325	Sungard Data Systems Inc., Senior Notes, 10.625%, 05/15/15 (g)	Caa1	318
			8,065
Finance — 9.72%
750	CIT Group, Inc., Senior Notes, 4.75%, 12/15/10	Ba2	607
350	E*Trade Financial Corporation, Senior Notes, 8%, 06/15/11	Caa3	413
2,489	E*Trade Financial Corporation, Senior Notes, 12.50%, 11/30/17 (i)	(e)	2,788
875	E*Trade Financial Corporation, Senior Notes, 7.375%, 09/15/13	Caa3	704
1,500	Ford Motor Credit Company LLC, Senior Notes, 7.875%, 06/15/10	Caa1	1,432

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
$2,225	Ford Motor Credit Company LLC, Senior Notes, 9.75%, 09/15/10	Caa1	$2,136
650	Fresenius US Financial II Inc., Senior Notes, 9%, 07/15/15 (g)	Ba1	696
650	GMAC LLC, Senior Notes, 6.875%, 09/15/11 (g)	Ca	559
600	GMAC LLC, Senior Notes, 6.875%, 09/15/11	Ca	516
250	GMAC LLC, Senior Notes, 7.75%, 01/19/10 (g)	Ca	241
950	GMAC LLC, Senior Notes, 8%, 11/01/31 (g)	Ca	660
650	Lazard Group, LLC, Senior Notes, 7.125%, 05/15/15	Ba1	612
975	Mobile Mini, Inc. Senior Notes, 6.875%, 05/01/15	B2	807
1,000	NiSource Finance Corporation, Senior Notes, 10.75%, 03/15/16	Baa3	1,084
425	Nuveen Investments, Inc., Senior Notes, 5%, 09/15/10	Caa3	391
1,725	Nuveen Investments, Inc., Senior Notes, 5.50%, 09/15/15	Caa3	914
900	Nuveen Investments, Inc., Senior Notes, 10.50%, 11/15/15 (g)	Caa3	627
1,025	Sears Roebuck Acceptance 6.75%, 08/15/11	Ba3	986
1,375	SLM Corporation, Senior Medium Term Notes, 5.45%, 04/25/11	Ba1	1,272
125	SLM Corporation, Senior Medium Term Notes, 5.375%, 05/15/14	Ba1	100
			17,545
Groceries — .49%
600	Ingles Markets, Inc., Senior Notes, 8.875%, 05/15/17 (g)	B1	591
300	SuperValue Inc., Senior Notes, 8%, 05/01/16	Ba3	293
			884

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2009 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
Healthcare, Education and Childcare — 8.62%
$1,500	Biomet, Inc., Senior Notes, 10.375%, 10/15/17	B3	$1,451
475	Biomet, Inc., Senior Subordinated Notes, 11.625%, 10/15/17	Caa1	464
425	Bio-Rad Laboratories, Inc., Senior Subordinated Notes, 8%, 09/15/16 (g)	Ba3	421
750	CHS/Community Health Systems, Inc., Senior Notes, 8.875%, 07/15/15	B3	735
375	CRC Health Corporation, Senior Subordinated Notes, 10.75%, 02/01/16	Caa1	251
300	DaVita, Inc., Senior Notes, 6.625%, 03/15/13	B1	283
250	DaVita, Inc., Senior Subordinated Notes, 7.25%, 03/15/15	B2	235
525	Education Management LLC, Senior Notes, 8.75%, 06/01/14	B2	509
550	Education Management LLC, Senior Subordinated Notes, 10.25%, 06/01/16	Caa1	539
550	HCA, Inc., Senior Notes, 8.50%, 04/15/19 (g)	Ba3	536
2,000	HCA, Inc., Senior Secured Notes, 9.25%, 11/15/16	B2	1,970
420	HCA, Inc., Senior Secured Notes, 9.625%, 11/15/16 (i)	B2	418
150	HCA, Inc., Senior Secured Notes, 9.875%, 02/15/17 (g)	B2	153
875	Health Management Associates, Inc., Senior Notes, 6.125%, 04/15/16	(e)	749
355	Healthsouth Corporation, Senior Notes, 10.75%, 06/15/16	Caa1	355
200	Omnicare, Inc., Senior Subordinated Notes, 6.75%, 12/15/13	B1	181

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
$575	Omnicare, Inc., Senior Subordinated Notes, 6.875%, 12/15/15	B1	$522
250	Psychiatric Solutions, Inc., Senior Subordinated Notes, 7.75%, 07/15/15 (g)	B3	229
543	Symbion, Inc., Senior Notes, 11%, 08/23/15 (i)	Caa1	359
375	Cengage Learning Acquisitions, Inc., Senior Notes, 10.50%, 01/15/15 (g)	Caa2	305
700	Cengage Learning Acquisitions, Inc., Senior Subordinated Notes, 13.25%, 07/15/15 (b)(g)	Caa2	499
875	United Surgical Partners International, Inc., Senior Subordinated Notes, 8.875%, 05/01/17	Caa1	798
450	Universal Hospital Services, Inc., Senior Secured Notes, 4.635%, 06/01/15	B3	365
200	Universal Hospital Services, Inc., Senior Secured Notes, 8.50%, 06/01/15	B3	189
757	US Oncology Holdings, Inc., Senior Notes, 6.904%, 03/15/12 (i)	Caa1	659
250	US Oncology, Inc., Senior Notes, 9%, 08/15/12	Ba3	256
275	US Oncology, Inc., Senior Notes, 9.125%, 08/15/17 (g)	Ba3	274
375	US Oncology, Inc., Senior Subordinated Notes, 10.75%, 08/15/14	B3	376
375	Valeant Pharmaceuticals, International, Senior Notes, 8.375%, 06/15/16 (g)	Ba3	369
500	Vanguard Health Holding Company I, LLC, Senior Notes, 11.25%, 10/01/15 (b)	Caa1	487
650	Vanguard Health Holding Company II, LLC, Senior Subordinated Notes, 9%, 10/01/14	Caa1	621
			15,558

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2009 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
Hotels, Motels, Inns and Gaming — 6.17%
$925	Ameristar Casinos, Inc., Senior Notes, 9.25%, 06/01/14 (g)	B2	$926
450	Harrah's Operating Company, Senior Notes, 5.50%, 07/01/10	Ca	400
950	Harrah's Escrow Corporation, Senior Notes, 11.25%, 06/01/17 (g)	Caa1	898
600	Isle of Capri Casinos, Inc., Senior Notes 7%, 03/01/14	Caa1	483
175	Little Traverse Bay Bands of Odawa Indians, Senior Notes, 10.25%, 02/15/14 (g)	Caa2	75
525	MGM Mirage, Senior Notes, 10.375%, 05/15/14 (g)	B1	550
725	MGM Mirage, Senior Notes, 11.125%, 11/15/17 (g)	B1	767
600	MGM Mirage, Senior Notes, 13%, 11/15/13 (g)	B1	662
750	Penn National Gaming, Inc., Senior Notes, 6.75%, 03/01/15	B1	675
975	Pinnacle Entertainment, Inc., Senior Subordinated Notes, 7.50%, 06/15/15	B3	814
450	Pinnacle Entertainment, Inc., Senior Subordinated Notes, 8.25%, 03/15/12	B3	448
1,300	Pokagon Gaming Authority, Senior Notes, 10.375%, 06/15/14 (g)	B2	1,277
1,450	Shingle Springs Tribal Gaming Authority, Senior Secured Notes, 9.375%, 06/15/15 (g)	Caa1	870
750	Starwood Hotels and Resorts Worldwide, Inc., Senior Notes, 7.875%, 10/15/14	Ba1	710
1,800	Wynn Las Vegas LLC, Senior Notes, 6.625%, 12/01/14	Ba2	1,575
			11,130

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
Insurance — 1.63%
$575	Centene Corporation, Senior Notes, 7.25%, 04/01/14	Ba3	$528
975	Hub International Limited, Senior Notes, 9%, 12/15/14 (g)	B3	804
1,775	Hub International Limited, Senior Subordinated Notes, 10.25%, 06/15/15 (g)	Caa1	1,322
425	USI Holdings Corporation, Senior Subordinated Notes, 9.75%, 05/15/15 (g)	Caa1	287
			2,941
Leisure — .45%
450	Speedway Motorsports, Inc., Senior Notes, 8.75%, 06/01/16 (g)	Ba1	457
400	Ticketmaster, Senior Notes, 10.75%, 07/28/16 (g)	Ba3	356
			813
Machinery — 1.30%
1,125	Columbus McKinnon Corporation, Senior Subordinated Notes, 8.875%, 11/01/13	B1	1,124
725	Commercial Vehicle Group, Inc., Senior Notes, 8%, 07/01/13	Caa3	413
350	Manitowoc Company, Inc., Senior Notes, 7.125%, 11/01/13	Caa1	258
550	RSC Equipment Rental, Inc., Senior Notes 10%, 07/15/17 (g)	B1	550
			2,345
Mining, Steel, Iron and Non-Precious Metals — 7.89%
675	Arch Western Finance LLC, Senior Notes, 6.75%, 07/01/13	B1	616
225	Compass Minerals International, Inc., Senior Notes, 8%, 06/01/19 (g)	B1	224
350	ESCO Corporation, Senior Notes, 4.504%, 12/15/13 (g)	B2	270

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2009 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
$1,225	ESCO Corporation, Senior Notes, 8.625%, 12/15/13 (g)	B2	$1,060
1,125	Foundation PA Coal Company, Senior Notes, 7.25%, 08/01/14	Ba3	1,102
1,500	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375%, 04/01/17	Ba2	1,511
1,750	Gibraltar Industries, Inc., Senior Subordinated Notes, 8%, 12/01/15	B3	1,312
850	International Coal Group, Inc., Senior Notes, 10.25%, 07/15/14	Caa3	599
105	Metals USA, Inc., Senior Notes, 8.208%, 07/01/12 (i)	Caa2	63
550	Metals USA, Inc., Senior Secured Notes, 11.125%, 12/01/15	Caa1	450
850	Novelis, Inc., Senior Notes, 7.25%, 02/15/15	B3	642
825	Reliance Steel and Aluminum Company, Senior Notes, 6.20%, 11/15/16	Baa3	660
925	Ryerson, Inc., Senior Notes, 12%, 11/01/15	Caa1	754
575	Steel Dynamics, Inc., Senior Notes, 6.75%, 04/01/15	Ba2	507
700	Steel Dynamics, Inc., Senior Notes, 7.375%, 11/01/12	Ba2	665
775	Teck Resources Limited, Senior Notes, 9.75%, 05/15/14 (g)	Ba3	810
775	Teck Resources Limited, Senior Notes, 10.25%, 05/15/16 (g)	Ba3	814
800	Teck Resources Limited, Senior Notes, 10.75%, 05/15/19 (g)	Ba3	864

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
$1,050	Tube City IMS Corporation., Senior Subordinated Notes, 9.75%, 02/01/15	Caa1	$646
800	United States Steel Corporation, Senior Notes, 6.05%, 06/01/17	Ba3	673
			14,242
Oil and Gas — 16.21%
75	AmeriGas Partners, L.P., Senior Notes, 7.125%, 05/20/16	Ba3	69
1,650	AmeriGas Partners, L.P., Senior Notes, 7.25%, 05/20/15	Ba3	1,547
450	Berry Petroleum Company, Senior Notes, 10.25%, 06/01/14	B2	452
525	Bill Barrett Corporation, Senior Notes, 9.875%, 07/15/16 (g)	(e)	500
500	Bristow Group Inc., Senior Notes, 6.125%, 06/15/13	Ba2	455
1,050	Bristow Group, Inc. Senior Notes, 7.50%, 09/15/17	Ba2	950
25	Chesapeake Energy Corp., Senior Notes, 6.375%, 06/15/15	Ba3	22
1,450	Chesapeake Energy Corp., Senior Notes, 9.50%, 02/15/15	Ba3	1457
200	Compagnie Generale De Geophysique-Veritas, Senior Notes, 7.50%, 05/15/15	Ba3	183
1,575	Compagnie Generale De Geophysique-Veritas, Senior Notes, 7.75%, 05/15/17	Ba3	1,419
1,700	Complete Production Services, Inc., Senior Notes, 8%, 12/15/16	B1	1,449
1,075	Compton Petroleum Finance Corporation, Senior Notes, 7.625%, 12/01/13	Caa2	591
1,550	Connacher Oil and Gas Limited, Senior Notes, 10.25%, 12/15/15 (g)	Caa2	938

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2009 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
$350	Connacher Oil and Gas Limited, Senior Notes, 11.75%, 07/15/14 (g)	B1	$337
1,175	Copano Energy, LLC, Senior Notes, 8.125%, 03/01/16	B1	1,104
575	Denbury Resources Inc., Senior Subordinated Notes, 9.75%, 03/01/16	B1	589
350	El Paso Corporation, Senior Notes, 8.25%, 02/15/16	Ba3	340
1,425	El Paso Corporation, Senior Notes, 12%, 12/12/13	Ba3	1,546
575	Encore Acquisition Company, Senior Subordinated Notes, 6.25%, 04/15/14	B1	493
825	Encore Acquisition Company, Senior Subordinated Notes, 7.25%, 12/01/17	B1	709
125	Encore Acquisition Company, Senior Subordinated Notes, 9.50%, 05/01/16	B1	123
525	Ferrellgas, L.P., Senior Notes, 6.75%, 05/01/14	Ba3	457
1,575	Ferrellgas Partners L.P., Senior Notes, 8.75%, 06/15/12	B2	1,473
1,300	Forest Oil Corp., Senior Notes, 7.25%, 06/15/19	B1	1,170
325	Forest Oil Corp., Senior Notes, 8.50%, 02/15/14 (g)	B1	320
1,575	Hilcorp Energy I, L.P., Senior Notes, 7.75%, 11/01/15 (g)	B3	1,339
475	Inergy, L.p., Senior Notes, 8.75%, 03/01/15 (g)	B1	464
125	Kinder Morgan Finance Company LLC., Senior Notes, 5.70%, 01/15/16	Ba1	109
525	Mariner Energy, Inc., Senior Notes, 11.75%, 06/30/16	B3	522
1,175	OPTI Canada Inc., Senior Secured Notes, 7.875%, 12/15/14	Caa1	764

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
$700	OPTI Canada Inc., Senior Secured Notes, 8.25%, 12/15/14	Caa1	$464
300	Penn Virginia Corporation, Senior Notes, 10.375%, 06/15/16	B2	305
200	PetroHawk Energy Corporation, Senior Notes, 7.875%, 06/01/15	B3	185
1,275	PetroHawk Energy Corporation, Senior Notes, 9.125%, 07/15/13	B3	1,272
400	PetroHawk Energy Corporation, Senior Notes, 10.50%, 08/01/14 (g)	B3	410
350	Plains Exploration & Production Co., Senior Notes, 7%, 03/15/17	B1	306
425	Quicksilver Resources, Inc., Senior Notes, 8.25%, 08/01/15	B2	378
525	Quicksilver Resources, Inc., Senior Notes, 11.75%, 01/01/16	B2	542
150	Range Resources Corporation, Senior Subordinated Notes, 7.375%, 07/15/13	Ba3	146
650	Range Resources Corporation, Senior Subordinated Notes, 7.50%, 05/15/16	Ba3	622
750	SandRidge Energy, Inc., Senior Notes, 4.222%, 04/01/14	B3	589
75	SandRidge Energy, Inc., Senior Notes, 8%, 06/01/18 (g)	B3	63
1,525	SandRidge Energy, Inc., Senior Notes, 8.625%, 04/01/15	B3	1,369
300	Tennessee Gas Pipeline Company, Senior Notes, 8%, 02/01/16	Baa3	314
400	Tesoro Corporation, Senior Notes, 9.75%, 06/01/19	Ba1	394
			29,250

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2009 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
Personal, Food and Miscellaneous Services — 3.74%
$1,450	ARAMARK Corporation, Senior Notes, 4.528%, 02/01/15	B3	$1,211
400	ARAMARK Corporation, Senior Notes, 5%, 06/01/12	B3	364
325	Brinker International, Inc., Senior Notes, 5.75%, 06/01/14	Ba2	295
800	FTI Consulting, Inc., Senior Notes, 7.625%, 06/15/13	Ba2	764
750	FTI Consulting, Inc., Senior Notes, 7.75%, 10/01/16	Ba2	714
1,100	Mac-Gray Corporation, Senior Notes, 7.625%, 08/15/15	B3	1,046
850	O'Charleys, Inc., Senior Subordinated Notes, 9%, 11/01/13	Caa1	750
400	OSI Restaurant Partners, Inc., Senior Notes, 10%, 06/15/15	Caa3	272
550	Wendy's International Holdings, LLC, Senior Notes, 10%, 07/15/16 (g)	B2	526
900	West Corporation, Senior Subordinated Notes, 9.50%, 10/15/14	Caa1	797
			6,739
Personal Non-Durable Consumer Products — .96%
675	Bausch & Lomb, Incorporated, Senior Notes, 9.875%, 11/01/15	Caa1	645
375	Jarden Corporation, Senior Notes, 8%, 05/01/16	B2	358
50	Visant Holding Corp., Senior Notes, 10.25%, 12/01/13	B3	50
675	Visant Corporation, Senior Subordinated Notes, 7.625%, 10/01/12	B1	670
			1,723

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
Personal Transportation — .99%
$850	American Airlines, Inc., Senior Notes, 7.858%, 10/01/11	Ba1	$801
825	Delta Airlines, Inc., Senior Notes, 7.57%, 11/18/10	(e)	796
225	Northwest Airlines 7.575%, 09/01/20	(e)	187
			1,784
Printing and Publishing — 2.85%
151	Affinity Group Holding, Inc., Senior Notes, 10.875%, 02/15/12	Caa3	60
850	Affinity Group Inc., Senior Subordinated Notes, 9%, 02/15/12	Caa1	578
1,100	Deluxe Corporation, Senior Notes, 7.375%, 06/01/15	Ba2	883
475	Interpublic Group of Companies, Inc., Senior Notes, 10%, 07/15/17 (g)	Ba3	482
1,175	Local Insight Regatta Holdings, Inc., Senior Subordinated Notes, 11%, 12/01/17	Caa3	311
425	Nielsen Finance LLC, Senior Notes, 10%, 08/01/14	Caa1	404
350	Nielsen Finance LLC, Senior Notes, 11.50%, 05/01/16 (g)	Caa1	340
400	Nielsen Finance LLC, Senior Notes, 11.625%, 02/01/14 (g)	Caa1	397
1,225	Nielsen Finance LLC, Senior Subordinated Discount Notes, 12.50%, 08/01/16 (b)	Caa1	792
1,250	Valassis Communications, Inc., Senior Notes, 8.25%, 03/01/15	B3	903
			5,150
Retail Stores — 7.17%
1,675	Ace Hardware Corporation, Senior Notes, 9.125%, 06/01/16 (g)	Ba2	1,658
1,000	Alimentation Couche-Tard, Inc., Senior Subordinated Notes, 7.50%, 12/15/13	Ba2	975

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2009 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
$650	Brown Shoe Company, Inc., Senior Notes, 8.75%, 05/01/12	B3	$590
650	Burlington Coat Factory Warehouse, Corp, Senior Notes, 11.125%, 04/14/14	B3	508
300	Dollarama Group, L.P., Senior Subordinated Notes, 8.875%, 08/15/12	B2	291
1,075	Dollar General Corporation, Senior Subordinated Debentures, 11.875%, 07/15/17	Caa1	1,155
500	GameStop Corp., Senior Notes, 8%, 10/01/12	Ba1	500
1,150	Leslie's Poolmart, Inc., Senior Notes, 7.75%, 02/01/13	B2	1,093
75	Limited Brands, Inc., Senior Notes, 6.90%, 07/15/17	Ba3	66
425	Limited Brands, Inc., Senior Notes, 8.50%, 06/15/19 (g)	Ba2	409
625	Macy's Retail Holdings, Inc., Senior Notes, 5.35%, 03/15/12	Ba2	569
550	May Department Stores Company, Senior Notes, 10.625%, 11/01/10	Ba2	558
1,300	Nebraska Book Company, Inc., Senior Subordinated Notes, 8.625%, 03/15/12	Caa1	939
1,127	Neiman Marcus Group, Inc., Senior Notes, 9%, 10/15/15 (i)	Caa2	637
450	Neiman Marcus Group, Inc., Senior Subordinated Notes, 10.375%, 10/15/15	Caa3	261
1,000	Pantry, Inc., Senior Subordinated Notes, 7.75%, 02/15/14	Caa1	880
250	Rite Aid Corporation, Senior Notes, 10.375%, 07/15/16	Caa2	224
225	Rite Aid Corporation, Senior Notes, 9.75%, 06/12/16 (g)	B3	225
800	Sally Holdings, LLC, Senior Notes, 9.25%, 11/15/14	B3	796

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
$150	Sally Holdings, LLC, Senior Notes, 10.50%, 11/15/16	Caa1	$149
525	Yankee Candle Company, Inc., Senior Notes, 8.50%, 02/15/15	B3	444
			12,927
Telecommunications — 18.47%
1,325	American Tower Corporation, Senior Notes, 7.25%, 05/15/19 (g)	Ba1	1,282
875	Broadview Networks Holdings, Inc., Senior Secured Notes, 11.375%, 09/01/12	B3	683
1,800	CC Holdings GS V LLC, Senior Notes, 7.75%, 05/01/17 (g)	Ba1	1,755
650	Cincinnati Bell Inc., Senior Notes, 7%, 02/15/15	Ba3	585
1,775	Cricket Communications, Inc., Senior Notes, 9.375%, 11/01/14	B3	1,748
575	Cricket Communications, Inc., Senior Notes, 10%, 07/15/15	B3	572
1,275	Crown Castle International Corporation, Senior Notes, 9%, 01/15/15	B2	1,297
1,850	Digicel Group Limited, Senior Notes, 8.875%, 01/15/15 (g)	Caa1	1,545
1,475	Digicel Limited, Senior Notes, 9.25%, 09/01/12 (g)	B1	1,433
325	Frontier Communications Corporation, Senior Notes, 6.25%, 01/15/13	Ba2	297
650	Frontier Communications Corporation, Senior Notes, 8.25%, 05/01/14	Ba2	614
1,025	GC Impsat Holdings I, Plc, Senior Notes, 9.875%, 02/15/17 (g)	B2	908
900	GCI, Inc., Senior Notes, 7.25%, 02/15/14	B3	819
425	Hughes Network Systems, LLC, Senior Notes, 9.50%, 04/15/14 (g)	B1	406

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2009 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
$475	Intelsat (Bermuda), Ltd., Senior Notes, 11.50%, 02/04/17 (g)(i)	Caa2	$368
500	Intelsat Corporation, Senior Notes, 9.25%, 06/15/16 (g)	B3	479
500	Intelsat Ltd., Senior Notes, 11.25%, 06/15/16	Caa2	510
375	Intelsat Subsidiary Holding Company, Ltd., Senior Notes, 8.875%, 01/15/15 (g)	B3	360
800	iPCS, Inc., Senior Secured Notes, 3.153%, 05/01/13	B1	644
950	iPCS, Inc., Senior Secured Notes, 5.028%, 05/01/14	Caa1	644
725	Level 3 Financing, Inc., Senior Notes, 9.25%, 11/01/14	Caa1	594
2,000	MetroPCS Wireless, Inc., Senior Notes, 9.25%, 11/01/14	B3	1,987
50	MetroPCS Wireless, Inc., Senior Notes, 9.25%, 11/01/14 (g)	B3	50
75	Millicom International Cellular S.A., Senior Notes, 10%, 12/01/13	B1	76
650	Nextel Communications, Senior Notes, 6.875%, 10/31/13	Ba2	536
350	Nextel Communications, Senior Notes, 7.375%, 08/01/15	Ba2	278
1,650	Nordic Telephone Company Holdings ApS., Senior Notes, 8.875%, 05/01/16 (g)	B1	1,648
300	Orascom Telecom Finance S.C.A., Senior Notes, 7.875%, 02/08/14 (g)	B2	254
575	Paetec Holding Corporation, Senior Notes, 8.875%, 06/30/17 (g)	B1	553
525	Paetec Holding Corporation, Senior Notes, 9.50%, 07/15/15	Caa1	462

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
$450	Qwest Communications International, Inc., Senior Notes, 7.50%, 02/15/14	Ba3	$410
775	Qwest Corporation, Senior Notes, 8.375%, 05/01/16 (g)	Ba1	745
550	Sprint Capital Corporation, Senior Notes, 6.875%, 11/15/28	Ba2	387
700	Sprint Capital Corporation, Senior Notes, 8.375%, 03/15/12	Ba2	684
1,475	Sprint Capital Corporation, Senior Notes, 8.75%, 03/15/32	Ba2	1,187
2,100	Sprint Nextel Corporation, Senior Notes, 6%, 12/01/16	Ba2	1,717
1,250	Telesat Canada, Senior Notes, 11%, 11/01/15 (g)	Caa1	1,281
475	Telesat Canada, Senior Subordinated Notes, 12.50%, 11/01/17 (g)	Caa1	468
400	Terremark Worldwide, Inc., Senior Notes, 12%, 06/15/17 (g)	B2	382
500	Valor Telecommunications Enterprise, LLC, Senior Notes, 7.75%, 02/15/15	Baa3	492
1,550	Wind Acquistion Finance S.A., Senior Notes, 10.75%, 12/01/15 (g)	B2	1,604
500	Windstream Corporation, Senior Notes, 8.125%, 08/01/13	Ba3	484
100	Windstream Corporation, Senior Notes, 8.625%, 08/01/16	Ba3	96
			33,324
Textiles and Leather — .22%
500	AGY Holding Corp., Senior Secured Notes, 11%, 11/15/14	B2	393

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2009 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
Utilities — 8.92%
$50	AES Corporation, Senior Notes, 7.75%, 03/01/14	B1	$47
2,375	AES Corporation, Senior Notes, 9.75%, 04/15/16 (g)	B1	2,393
850	Dynegy Holdings Inc., Senior Notes 7.50%. 06/01/15	B3	712
1,825	Dynegy Holdings Inc., Senior Notes 7.75%, 06/01/19	B3	1,428
1,750	Energy Future Holding Corporation, Senior Notes, 10.875%, 11/01/17	Caa1	1,286
4,293	Energy Future Holding Corporation, Senior Notes, 11.25%, 11/01/17 (i)	Caa1	2,619
925	Mirant Americas Generation, LLC, Senior Notes, 8.30%, 05/01/11	B3	925
750	NRG Energy, Inc., Senior Notes, 7.375%, 02/01/16	B1	709
950	NRG Energy, Inc., Senior Notes, 7.375%, 01/15/17	B1	898
975	PNM Resources, Inc., Senior Notes, 9.25%, 05/15/15	Ba2	899
497	RRI Energy, Inc., Senior Secured Notes, 6.75%, 12/15/14	B1	481
1,050	RRI Energy, Inc., Senior Notes, 7.625%, 06/15/14	B2	950
1,250	RRI Energy, Inc., Senior Notes, 7.875%, 06/15/17	B2	1,125
225	Sierra Pacific Resources, Senior Notes, 7.803%, 06/15/12	Ba3	223
500	Sierra Pacific Resources, Senior Notes, 8.625%, 03/15/14	Ba3	490
713	Texas Competitive Electric Holdings, Senior Notes, 10.50%, 11/01/16 (i)	Caa1	324
175	Williams Companies, Inc., Senior Notes, 7.625%, 07/15/19	Baa3	173

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
$400	Williams Companies, Inc., Senior Notes, 8.75%, 01/15/20 (g)	Baa3	$416
			16,098
	Total Corporate Debt Securities (Total cost of $262,288)		246,218
CONVERTIBLE DEBT SECURITIES — 3.67% (d)
Broadcasting and Entertainment — .11%
252	Lions Gate Entertainmnet Corporation, Senior Subordinated Convertible Notes, 2.938%, 10/15/24	(e)	204
Building and Real Estate — .93%
337	D.R. Horton, Inc., Convertible Senior Notes, 2%, 05/15/14	Ba3	324
750	Host Hotels and Resorts L.P., Senior Debentures, 2.625%, 04/15/27 (g)	(e)	614
685	Icahn Partners, Convertible Subordinated Notes, 4%, 08/15/13 (g)	(e)	484
305	Kilroy Realty L.P., 3.25%, 04/15/12 (g)	(e)	250
			1,672
Chemicals, Plastic and Rubber — .07%
195	Hercules Offshore, Inc., Convertible Senior Notes, 3.375%, 06/01/38 (g)	(e)	120
Electronics — .67%
750	Advanced Micro Devices, Inc., Senior Convertible Notes, 5.75%, 08/15/12	(e)	468
750	Lucent Technologies, Inc., Senior Convertible Debentures, 2.875%, 06/15/25	B1	533
249	Wesco International, Inc., Senior Convertible Notes 1.75%, 11/15/26	(e)	208
			1,209

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2009 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CONVERTIBLE DEBT SECURITIES — continued
Finance — .32%
$384	NASDAQ OMX Group, Inc., Senior Convertible Notes, 2.50%, 08/15/13	Ba2	$313
300	SVB Financial Group, Senior Notes, 3.875%, 04/15/11 (g)	A3	271
			584
Mining, Steel, Iron and Non-Precious Metals — .28%
350	Peabody Energy Corporation, Convertible Junior Subordinated Debentures, 4.75%, 12/15/66	Ba3	253
230	Steel Dynamics, Inc., Senior Convertible Notes, 5.125%, 06/15/14	(e)	252
			505
Oil and Gas — .47%
352	Bill Barrett Corporation, Senior Convertible Notes, 5%, 03/15/28	(e)	321
697	Cal Dive International, Senior Convertible Notes, 3.25%, 12/15/25	(e)	530
			851
Personal Transportation — .53%
593	AirTran Holdings, Inc., Senior Convertible Notes, 7%, 07/01/23	Ca	581
400	JetBlue Airways Corporation, Senior Convertible Debentures, 3.75%, 3/15/35	Ca	382
			963
Telecommunications — .29%
511	SBA Communication, Senior Convertible Notes, 4%, 10/01/14 (g)	(e)	516
	Total Convertible Debt Securities (Total cost of $5,999)		6,624

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
BANK DEBT SECURITIES — 2.14% (d)
Electronics — 1.25%
$731	Infor Global Solutions Holdings, Ltd., 4.06%, 07/28/12 (h)	B3	$597
500	Infor Global Solutions, Holdings, Ltd., 6.56%, 03/02/14 (h)	Caa2	222
1,970	Palm Inc. 3.81%, 04/24/14 (h)	Ba3	1,438
			2,257
Leisure, Amusement and Entertainment — .43%
982	Town Sports International LLC, 2.125%, 02/27/14 (h)	Ba2	781
Oil and Gas — .20%
500	Dresser, Inc., 6.068%, 05/04/15 (h)	B3	352
Telecommunications — .26%
750	Trilogy International Partners LLC, 4.097%, 06/29/12 (h)	B2	473
	Total Bank Debt Securities (Total cost of $5,197)		3,863
Shares
PREFERRED STOCK — 1.17% (d)
Broadcasting and Entertainment — .07%
495	Spanish Broadcasting System, Inc., Series B, Preferred Stock, 10.75% (c)(f)	C	125
Electronics — 1.10%
3,400	Lucent Technologies Capital Trust I, Convertible Preferred Stock, 7.75%	B3	1,995
	Total Preferred Stock (Total cost of $2,576)		2,120
COMMON STOCK — 1.17% (d)
71,818	Bank of America Corporation		948
59,775	B&G Foods, Inc., Enhanced Income Securities		867
53,800	Huntsman Corporation		271

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2009 (Unaudited) — Continued (Dollar Amounts in Thousands)

Shares		Moody's Rating (Unaudited)	Value (Note 1)
COMMON STOCK — continued
$10,052	WKI Holding Company, Inc., Common Stock (c)(f)(h)		$25
	Total Common Stock and Warrants (Total cost of $4,534)		2,111
Principal Amount
SHORT-TERM INVESTMENTS — 1.72% (d)
3,094	Dexia Delaware LLC, Commercial Paper, Due 07/01/09, Discount of .243%	P-1	3,094
	Total Short-Term Investments (Total cost of $3,094)		3,094
	TOTAL INVESTMENTS (Total cost of $283,688)		$264,030

(a)  Denotes income is not being accrued and/or issuer is in bankruptcy proceedings.

(b)  Securities are step interest bonds. Interest on these bonds accrues based on the effective interest method which results in a constant rate of interest being recognized.

(c)  Security is valued at fair value using methods determined by the Board of Directors. The total value of these securities at June 30, 2009 was $150.

(d)  Percentages indicated are based on total net assets to common shareholders of $180,436.

(e)  Not rated.

(f)  Non-income producing.

(g)  Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Unless otherwise noted, 144A Securities are deemed to be liquid. See Note 1of the Note to Schedule of Investments for vaulation policy. Total market value of Rule 144A securities amounted to $71,977 as of June 30, 2009.

(h)  Restricted as to public resale. At the date of acquisition, these securities were valued at cost. The total value of restricted securities owned at June 30, 2009 was $3,888 or 2.15% of total net assets to common shareholders.

(i)  Pay-In-Kind Security

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)
(Dollars in thousands, except per share amounts)

Assets:
INVESTMENTS IN SECURITIES, at value (Identified cost of $283,688 see Schedule of Investments and Notes 1 and 2)	$264,030
CASH	470
RECEIVABLES:
Investment securities sold	946
Interest and dividends	5,104
PREPAID EXPENSES	180
Total assets	$270,730
Liabilities:
PAYABLES:
Investment securities purchased	$3,334
Dividend on common stock	145
Swap settlement	213
Dividend on preferred stock	8
INTEREST RATE SWAP, at fair value (Note 6)	1,020
ACCRUED EXPENSES (Note 3)	149
Total liabilities	$4,869
Auction Term Preferred Stock:
$1.00 par value, 1,000,000 shares authorized, 3,417 shares issued and outstanding, liquidation preference of $25,000 per share (Notes 4 and 5)	$85,425
Net Assets	$180,436
Represented By:
COMMON STOCK:
$0.01 par value, 40,000,000 shares authorized, 23,018,562 shares issued and outstanding	$230
CAPITAL IN EXCESS OF PAR VALUE	366,042
UNDISTRIBUTED NET INVESTMENT INCOME (Note 2)	2,898
ACCUMULATED NET REALIZED LOSS FROM SECURITIES TRANSACTIONS (Note 2)	(168,056)
NET UNREALIZED DEPRECIATION ON INVESTMENTS AND INTEREST RATE SWAPS	(20,678)
Net Assets Applicable To Common Stock (Equivalent to $7.84 per share, based on 23,018,562 shares outstanding)	$180,436

Statement of Operations
For the Six Month Period Ended
June 30, 2009 (Unaudited) (Dollars in thousands)

Investment Income: (Note 1)
Interest income	$13,194
Dividend and other income	197
Total investment income	$13,391
Expenses:
Cost of leverage:
Preferred and auction fees (Note 5)	$12
Total cost of leverage	$12
Professional services:
Management (Note 3)	$426
Custodian and transfer agent	115
Legal (Note 8)	84
Audit	32
Total professional services	$657
Administrative:
General administrative (Note 8)	$241
Directors	106
Stock split	85
Insurance	65
NYSE	54
Shareholder communications	27
Shareholder meeting	20
Miscellaneous	13
Total administrative	$611
Total expenses	$1,280
Net investment income	$12,111
Realized and Unrealized Gain (Loss) on Investment Activities:
Realized loss on investments, net	$(19,378)
Net swap settlement disbursements (Note 6)	$(1,420)
Change in net unrealized depreciation on investments	$63,053
Change in unrealized depreciation on interest rate swap agreement	1,161
Total change in net unrealized depreciation on investments and interest rate swap	$64,214
Net gain on investments and interest rate swap	$43,416
Cost of Preferred Leverage
Distributions to preferred stockholders	$(149)
Net increase in net assets resulting from operations	$55,378

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Statements of Changes in Net Assets (Dollars in thousands, except per share amounts)

	Six Months Ended June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008
From Operations:
Net investment income	$12,111	$24,960
Realized loss on investments, preferred and swap transactions, net	(19,378)	(25,460)
Net swap settlement disbursements	(1,420)	(933)
Change in net unrealized depreciation on investments and other financial instruments	64,214	(66,742)
Distributions from net investment income related to preferred stock
Dividends to preferred stockholders	(149)	(4,060)
Net increase (decrease) in net assets resulting from operations	$55,378	$(72,235)
Distributions to Common Stockholders:
From net investment income ($.33 and $.85 per share in 2009 and 2008, respectively)	$(7,481)	$(19,048)
Total net increase (decrease) in net assets	$47,897	$(91,283)
Net Assets Applicable to Common Stock:
Beginning of period	$132,539	$223,822
End of period (Including $2,898 and $262 of undistributed net investment income at June 30, 2009 and December 31, 2008, respectively)	$180,436	$132,539

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Financial Highlights
Selected Per Share Data and Ratios
For Each Share of Common Stock Outstanding Throughout the Period (b)

	For the Six Months Ended June 30, 2009	For the Years Ended December 31,
	(Unaudited)	2008	2007	2006	2005	2004
NET ASSET VALUE:
Beginning of period	$5.75	$9.70	$10.95	$10.65	$11.30	$10.95
NET INVESTMENT INCOME	.53	1.10	1.25 #	1.25	1.25	1.30
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	1.96	(4.00)	(1.00)#	.35	(.55)	.45
DISTRIBUTIONS FROM NET INVESTMENT INCOME RELATED TO PREFERRED STOCK:	(.07)	(.20)	(.25)	(.25)	(.25)	(.25)
TOTAL FROM INVESTMENT OPERATIONS	2.42	(3.10)	—	1.35	.45	1.50
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(.33)	(.85)	(1.05)	(1.05)	(1.10)	(1.15)
TOTAL DISTRIBUTIONS	(.33)	(.85)	(1.05)	(1.05)	(1.10)	(1.15)
Effect of rights offering and related expenses; and Auction Term Preferred Stock offering costs and sales load	—	—	(.20)	—	—	—
NET ASSET VALUE:
End of period	$7.84	$5.75	$9.70	$10.95	$10.65	$11.30
PER SHARE MARKET VALUE:
End of period	$7.35	$4.50	$8.55	$11.30	$10.15	$10.95
TOTAL INVESTMENT RETURN†	72.51%	(40.53)%	(16.34)%	22.82%	2.47%	12.80%

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Financial Highlights
Selected Per Share Data and Ratios
For Each Share of Common Stock Outstanding Throughout the Period (b) — Continued

	For the Six Months Ended June 30, 2009		For the Years Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004
NET ASSETS, END OF PERIOD, APPLICABLE TO COMMON STOCK (a)	$180,436		$132,539	$223,822	$208,999	$200,549	$212,165
NET ASSETS, END OF PERIOD, APPLICABLE TO PREFERRED STOCK (a)	$85,425		$85,425	$130,000	$130,000	$130,000	$130,000
TOTAL NET ASSETS APPLICABLE TO COMMON AND PREFERRED STOCK, END OF PERIOD (a)	$265,861		$217,964	$353,822	$338,999	$330,549	$342,165
EXPENSE RATIOS:
Ratio of preferred and other leverage expenses to average net assets*	.02	%**	.15%	.15%	.16%	.16%	.15%
Ratio of operating expenses to average net assets*	1.67	%**	1.30%	1.19%	1.21%	1.23%	1.27%
RATIO OF TOTAL EXPENSES TO AVERAGE NET ASSETS*	1.69	%**	1.45%	1.34%	1.37%	1.39%	1.42%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS*	15.94	%**	13.13%	11.66%	11.54%	11.48%	12.02%
RATIO OF TOTAL EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO COMMON AND PREFERRED STOCK	1.08	%**	.92%	.84%	.84%	.85%	.87%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS APPLICABLE TO COMMON AND PREFERRED STOCK	10.23	%**	8.31%	7.28%	7.05%	7.03%	7.38%
PORTFOLIO TURNOVER RATE	41.40%		57.08%	67.25%	64.08%	61.54%	70.90%

  (a)  Dollars in thousands.

  (b)  The per share data has been adjusted to reflect a 1 for 5 reverse stock split.

  *  Ratios calculated on the basis of expenses and net investment income applicable to the common shares relative to the average net assets of the common stockholders only.

  **  Annualized

  #  Calculation is based on average shares outstanding during the indicated period due to the per share effect of the Fund's August, 2003 and September, 2007 rights offering.

  †  Total investment return is calculated assuming a purchase of common stock at the current market value on the first day and a sale at the current market value on the last day of each year reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the dividend reinvestment plan. This calculation does not reflect brokerage commissions.

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Information Regarding
Senior Securities

	June 30, 2009	As of December 31,
	(Unaudited)	2008	2007	2006	2005	2004
TOTAL AMOUNT OUTSTANDING: Preferred Stock	$85,425,000	$85,425,000	$130,000,000	$130,000,000	$130,000,000	$130,000,000
ASSET COVERAGE: Per Preferred Stock Share (1)	$77,815	$63,788	$68,043	$65,192	$63,567	$65,801
INVOLUNTARY LIQUIDATION PREFERENCE: Per Preferred Stock Share (2)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
APPROXIMATE MARKET VALUE: Per Preferred Stock Share (2)(3)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000

  (1)  Calculated by subtracting the Fund's total liabilities from the Fund's total assets and dividing such amount by the number of Preferred Shares outstanding.

  (2)  Plus accumulated and unpaid dividends.

  (3)  In January 2008, the Fund repurchased 600 shares of preferred stock at a price of $25,000 per share. In October 2008, the Fund repurchased 1,183 shares of preferred stock at a price of $16,250 per share.

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Notes to Financial Statements
June 30, 2009 (Unaudited)

(1) Significant Accounting and Other Policies

The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund commenced operations on February 26, 1988. The investment objective of the Fund is to provide high current income while seeking to preserve stockholders' capital through investment in a professionally managed, diversified portfolio of "high yield" fixed-income securities.

The Fund invests primarily in fixed maturity corporate debt securities that are rated less than investment grade. Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a Fund that is more diversified. See the schedule of investments for information on individual securities as well as industry diversification and credit quality ratings.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States for investment companies that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

(a)  Valuation of Investments—Investments for which market quotations are readily available are stated at market value, which is determined by using the most recently quoted bid price provided by an independent pricing service or principal market maker. Independent pricing services provide market quotations based primarily on quotations from dealers and brokers, market transactions, accessing data from quotations services, offering sheets obtained from dealers and various relationships between securities. Investments whose primary market is on an exchange are valued at the last sale price on the day of valuation. Short-term investments with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Following procedures approved by the Board of Directors, investments for which market quotations are not readily available (primarily fixed-income corporate bonds and notes) are stated at fair value on the basis of subjective valuations furnished by securities dealers and brokers. Other investments, for which market quotations are not readily available with a cost of approximately $2,826,000 and a value of $150,000, are valued in good faith at fair market value using methods determined by the Board of Directors.

(b)  Securities Transactions and Net Investment Income—Securities transactions are recorded on trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income is accrued on a daily basis. Discount on short-term investments is amortized to investment income. Premiums or discounts on corporate debt securities are amortized based on the interest method for financial reporting purposes. All income on original issue

The New America High Income Fund, Inc.

Notes to Financial Statements — Continued
June 30, 2009 (Unaudited)

discount and step interest bonds is accrued based on the effective interest method. The Fund does not amortize market premiums or discounts for tax purposes. Dividend payments received in the form of additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

(c)  Federal Income Taxes—It is the Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders each year. Accordingly, no federal income tax provision is required.

Management has reviewed the Fund's tax positions for all open tax years (tax years ended December 31, 2005-2008) and has concluded that no provision for income tax is required in the Fund's financial statements.

(d)  Fair Value Measurement—In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"). This standard establishes the definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. FAS 157 was effective for the Fund's fiscal year beginning January 1, 2008.

The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund's major asset categories is as follows.

Debt securities (corporate, convertible & bank debt). The fair value of debt securities is provided by independent pricing services using quotations from dealers and brokers, market transactions, data from quotations services, offering sheets and various relationships between securities. While most corporate bonds are categorized in level 2 of the fair value hierarchy, there may be instances where less observable inputs necessitate a level 3 categorization.

The New America High Income Fund, Inc.

Notes to Financial Statements — Continued
June 30, 2009 (Unaudited)

Equity securities (preferred and common stock). Equity securities for which the primary market is on an exchange will be valued at the last sale price on the day of valuation and are categorized in level 1 of the fair value hierarchy. Other equity securities traded in inactive markets or valued by independent pricing services using methods similar to debt securities are categorized in level 2. The fair value of equity securities in which observable inputs are unavailable are categorized in level 3.

Short-term investments. Short-term investments are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely the values would be categorized in level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments:

Valuation Inputs	Debt Securities	Equity Securities	Short-term Investments	Interest Rate Swap
Level 1— Quoted Prices	$—	$1,815,000	$—	$—
Level 2— Other Significant Observable Inputs	256,705,000	2,266,000	3,094,000	(1,020,000)
Level 3— Significant Unobservable Inputs	—	150,000	—	—
Total	$256,705,000	$4,231,000	$3,094,000	$(1,020,000)

The following is a reconciliation of Fund investments using Level 3 inputs for the period:

Equity Securities
Balance, December 31, 2008	$50,000
Net purchases (sales)	—
Change in unrealized appreciation (depreciation)	(24,000)
Realized gain (loss)	—
Transfers in and/or out of Level 3	124,000
Balance, June 30, 2009	$150,000

(2) Tax Matters and Distributions

At June 30, 2009, the total cost of securities (including temporary cash investments) for federal income tax purposes was approximately $283,290,000. Aggregate gross unrealized gain on securities in which there was an excess of value over tax cost was approximately $9,286,000. Aggregate gross unrealized loss on securities in which there was an excess of tax cost over value was approximately $28,546,000. Net unrealized loss on investments for tax purposes at June 30, 2009 was approximately $19,260,000.

At December 31, 2008, the Fund had approximate capital loss carryovers available to offset future capital gains, if any, to the extent provided by regulations:

Carryover Available	Expiration Date
$67,043,000	December 31, 2009
45,239,000	December 31, 2010
7,387,000	December 31, 2011
125,000	December 31, 2012
954,000	December 31, 2013
1,481,000	December 31, 2014
15,500,000	December 31, 2016
$137,729,000

It is the policy of the Fund to reduce future distributions of realized gains to shareholders to the extent of the unexpired capital loss carry forward.

The tax character of distributions paid to common and preferred shareholders of approximately $23,368,000 and $28,257,000 in 2008 and 2007, respectively, was from ordinary income.

As of December 31, 2008, the components of distributable earnings on a tax basis were approximately:

Undistributed Net Investment Income	$354,000
Undistributed Long-Term Gain	—
Unrealized Loss	$(85,054,000)
Post-October Losses	$(11,295,000)
Preferred Dividend Payable	$(10,000)
Capital Losses Carry Forward	$(137,729,000)

The New America High Income Fund, Inc.

Notes to Financial Statements — Continued
June 30, 2009 (Unaudited)

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to market discount adjustments, deductibility of preferred stock dividends, wash sales and post-October losses. The Fund has recorded several reclassifications in the capital accounts to present undistributed net investment income and accumulated net realized losses on a tax basis. These reclassifications have no impact on the net asset value of the Fund. For the year ended December 31, 2008, permanent differences between book and tax accounting have been reclassified as follows:

Increase (decrease) in:

Undistributed net investment income	$261,000
Accumulated net realized loss from securities transactions	$21,560,000
Capital in excess of par value	$(21,821,000)

Distributions on common stock are declared based upon annual projections of the Fund's investment company taxable income. The Fund records all dividends and distributions payable to shareholders on the ex-dividend date and declares and distributes income dividends monthly.

The Fund was required to amortize market discounts and premiums for financial reporting purposes. This results in additional interest income in some years and decreased interest income in others for financial reporting purposes only. The Fund does not amortize market discounts or premiums for tax purposes. Therefore, the additional or decreased interest income for financial reporting purposes does not result in additional or decreased common stock dividend income.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has analyzed the Fund's tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2005-2008, or expected to be taken in the Fund's 2009 tax returns. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(3) Investment Advisory Agreement

T. Rowe Price Associates, Inc. (T. Rowe Price), the Fund's Investment Advisor, earned approximately $426,000 in management fees during the six months ended June 30, 2009. Management fees paid by the Fund to T. Rowe Price were calculated at 0.50% on the first $50,000,000 of the Fund's average weekly net assets, 0.40% on the next $50 million and 0.30% on average weekly net assets in excess of $100 million. T. Rowe Price's fee is calculated based on assets attributable to the Fund's common and auction term preferred stock. At June 30, 2009, the fee payable to T. Rowe Price was approximately $77,000, which was included in accrued expenses on the accompanying statement of assets and liabilities.

(4) Auction Term Preferred Stock (ATP)

The Fund had 3,417 shares of ATP issued and outstanding at June 30, 2009. The ATP's dividends are cumulative at a rate determined at an auction, and dividend periods will typically be 28 days unless notice is given for periods to be longer or shorter than 28 days. Dividend rates ranged from .193% – .602% for the six months ended June 30, 2009. The average dividend rate as of June 30, 2009 was .262%.

The ATP is redeemable, at the option of the Fund, or subject to mandatory redemption (if the Fund is in default of certain coverage requirements) at a redemption price equal to $25,000 per share plus accumulated and unpaid dividends. The ATP has a liquidation preference of $25,000 per share plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverages with respect to the ATP under the Fund's Charter and the 1940 Act in order to maintain the Fund's

The New America High Income Fund, Inc.

Notes to Financial Statements — Continued
June 30, 2009 (Unaudited)

Aaa/AAA ratings by Moody's Investors Service, Inc. and Fitch, Inc., respectively.

(5) ATP Auction-Related Matters

Bankers Trust Company (BTC) serves as the ATP's auction agent pursuant to an agreement entered into on January 4, 1994. The term of the agreement is unlimited and may be terminated by either party. BTC may resign upon notice to the Fund, such resignation to be effective on the earlier of the 90th day after the delivery of such notice and the date on which a successor auction agent is appointed by the Fund. The Fund may also replace BTC as auction agent at any time.

After each auction, BTC will pay to each broker-dealer, from funds provided by the Fund, a maximum service charge at the annual rate of 0.25 of 1% or such other percentage subsequently agreed to by the Fund and the broker-dealers, of the purchase price of shares placed by such broker-dealers at such auction. In the event an auction scheduled to occur on an auction date fails to occur for any reason, the broker-dealers will be entitled to service charges as if the auction had occurred and all holders of shares placed by them had submitted valid hold orders. The Fund incurred approximately $12,000 for service charges for the six months ended June 30, 2009. This amount is included under the caption preferred and auction fees in the accompanying statement of operations.

The Fund is currently not paying commissions on series A, B and C ATP because the broker-dealer is not participating in the auctions.

(6) Interest Rate Swaps

The Fund entered into an interest payment swap arrangement with Bank of America, N.A. for the purpose of partially hedging its dividend payment obligations with respect to the ATP. Pursuant to the Swap Arrangement the Fund makes payments to Bank of America, N.A. on a monthly basis at a fixed annual rate. In exchange for such payment Bank of America, N.A. makes payments to the Fund on a monthly basis at a variable rate determined with reference to one month LIBOR. The variable rates ranged from .319% – 1.89% for the six months ended June 30, 2009. The effective date, notional amount, maturity and fixed rate of the swap is as follows:

Effective Date	Notional Contract Amount	Maturity	Fixed Annual Rate
11/5/04	$85,425,000	11/5/09	3.775%

Swap transactions, which involve future settlement, give rise to credit risk. Credit risk is the amount of loss the Fund would incur in the event counterparties failed to perform according to the terms of the contractual commitments. In the event of nonperformance by the counterparty, the Fund's dividend payment obligation with respect to the ATP would no longer be partially hedged. Therefore, the ATP dividend would no longer be partially fixed. In an unfavorable interest rate environment, the Fund would be subject to higher net ATP dividend payments, resulting in less income available for the common share dividend. The Fund does not anticipate nonperformance by any counterparty. While notional contract amounts are used to express the volume of interest rate swap agreements, the amounts potentially subject to credit risk, in the event of nonperformance by counterparties, are substantially smaller.

The Fund recognizes all freestanding derivative instruments in the balance sheet as either assets or liabilities and measures them at fair value. Any change in the unrealized gain or loss is recorded in current earnings. For the six months ended June 30, 2009, the Fund's obligation under the swap agreement was more than the amount received from Bank of America, N.A. by approximately $1,420,000 and such amount is included in the accompanying statement of operations.

The estimated fair value of the interest rate swap agreement at June 30, 2009 amounted to approximately $1,020,000 of unrealized loss and is presented in the accompanying balance sheet.

The New America High Income Fund, Inc.

Notes to Financial Statements — Continued
June 30, 2009 (Unaudited)

(7) Purchases and Sales of Securities

Purchases and proceeds of sales or maturities of long-term securities during the six months ended June 30, 2009 were approximately:

Cost of purchases	$101,824,000
Proceeds of sales or maturities	$96,461,000

(8) Related Party Transactions

A partner of Goodwin Procter LLP, counsel to the Fund, serves as a Director of the Fund. Fees earned by Goodwin Procter LLP amounted to approximately $84,000 for the six months ended June 30, 2009.

The Fund paid approximately $147,000 during the six months ended June 30, 2009 to two officers of the Fund for the provision of certain administrative services.

(9) Investments in Restricted Securities

(Dollars in thousands)

The Fund is permitted to invest in restricted securities. The total restricted securities (excluding 144A issues) at June 30, 2009 amounts to $3,888 and represents 2.15% of net assets to common shareholders.

Description	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value
Dresser, Inc., 6.068%, 05/04/15	5/4/07	$500	$500	$352
Infor Global Solutions Holdings, Ltd., 4.06%, 07/28/12	7/25/06	731	731	597
Infor Global Solutions Holdings, Ltd., 6.56%, 03/02/14	3/1/07	500	505	222
Palm Inc. 3.81%, 04/24/14	11/1/07	1,970	1,773	1,438
Town Sports International LLC, 2.125%, 02/27/14	9/21/07	982	938	781
Trilogy International Partners LLC, 4.097%, 06/29/12	6/22/07-6/27/07	750	750	473
WKI Holding Company, Inc., Common Stock	3/13/03	10	2,295	25
Total				$3,888

(10) Derivative Contract

Fair Value of Derivative Instruments — The fair value of derivative instruments as of June 30, 2009 was as follows:

Liability Derivatives
	Balance Sheet	Fair Value
	Location
Interest Rate Swap	Net Unrealized
	Depreciation
	On Investments
	and Interest
	Rate Swaps	$(1,020,000)

The effect of derivative instruments on the Statement of Operations for the Six Month Period Ended June 30, 2009, was as follows:

Amount of Realized Loss on Derivatives

Interest Rate Swap
Net swap settlement disbursements	$(1,420,000)

Change in Unrealized Depreciation on Derivatives

Interest Rate Swap
Change in unrealized depreciation	$1,161,000

(11) New Accounting Pronouncements

In October 2008, the FASB issued Staff Position 157-3, Determining the Fair Value of a Financial Asset in a Market That Is Not Active ("FSP 157-3"), which clarifies the application of SFAS 157 in an inactive market and provides an illustrative example to demonstrate how the fair value of a financial asset is determined when the market for that financial asset is not active. The guidance provided by FSP 157-3 did not have an impact on the Fund's approach to valuing financial assets.

The New America High Income Fund, Inc.

Notes to Financial Statements — Continued
June 30, 2009 (Unaudited)

In April 2009, the FASB Staff issued Position No. 157-4 — Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 — Fair Value Measurement. FSP157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. The guidance provided by FSP 157-4 did not have an impact on the Fund's approach to valuing financial assets.

In May 2009, the FASB issued SFAS No. 165 SUBSEQUENT EVENTS ("SFAS165"). SFAS 165 provides authoritative accounting literature related to evaluating subsequent events that was previously addressed only in the auditing literature, and is largely similar to the current guidance in the auditing literature with some exceptions that are not intended to result in significant changes in practice. SFAS 165 defines subsequent events and also requires the disclosure of the date through which an entity has evaluated subsequent events and the basis for that date SFAS 165 is effective on a prospective basis for interim or annual financial periods ending after June 15, 2009. The Fund has evaluated subsequent events through the issuance of its financial statements on August 21, 2009.

(12) Reverse Stock Split

The Fund implemented a reverse stock split of 1-for-5 effective after the close of business on January 22, 2009. As a result of the reverse stock split, every five outstanding Fund shares were converted into one share, thereby reducing the number of outstanding shares by a factor of five.

The New America High Income Fund, Inc.

Notes to Financial Statements — Continued
Supplemental Information (Unaudited)

Availability of Portfolio Holdings

The Fund provides a complete schedule of its portfolio holdings quarterly. The lists of holdings as of the end of the second and fourth quarters appear in the Fund's semi-annual and annual reports to shareholders, respectively. The schedules of portfolio holdings as of the end of the first and third quarters are filed with the Securities and Exchange Commission (the "SEC") on Form N-Q (the "Forms") within 60 days of the end of the first and third quarters. Shareholders can look up the Forms on the SEC's web site at www.sec.gov. The Forms may also be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's web site and their public reference room. In addition, the Forms may be reviewed on the Fund's web site at www.newamerica-hyb.com.

Compliance Certifications

On May 20, 2009, your Fund submitted a CEO annual certification to the New York Stock Exchange (NYSE) on which the Fund's principal executive officer certified that he was not aware, as of that date, of any violation by the Fund of the NYSE's Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund's principal executive and principal financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Fund's disclosure controls and procedures and internal control over financial reporting.

Common and Auction Term Preferred Stock Transactions

From time to time in the future, the Fund may effect redemptions and/or repurchases of its ATP as provided in the applicable constituent instruments or as agreed upon by the Fund and sellers. The Fund may effect such redemptions and/or repurchases to the extent necessary to maintain applicable asset coverage requirements.

The Fund may purchase shares of its Common Stock in the open market when the Common Stock trades at a discount to net asset value or at other times if the Fund determines such purchases are in the best interest of its stockholders. There can be no assurance that the Fund will take such action in the event of a market discount to net asset value or that Fund purchases will reduce a discount.

The New America High Income Fund, Inc.

Directors

Robert F. Birch
Joseph L. Bower
Richard E. Floor
Bernard J. Korman
Ernest E. Monrad
Marguerite A. Piret

Officers

Robert F. Birch – President
Ellen E. Terry – Vice President, Treasurer
Richard E. Floor – Secretary

Investment Advisor

T. Rowe Price Associates, Inc.
100 E. Pratt Street
Baltimore, Maryland 21202

Administrator

The New America High Income Fund, Inc.
33 Broad Street
Boston, MA 02109
(617) 263-6400

Custodian

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Transfer Agent

American Stock Transfer & Trust Company
59 Maiden Lane
New York, NY 10038
(866) 624-4105
Web site: www.amstock.com

Listed: NYSE
Symbol: HYB
Web site: www.newamerica-hyb.com

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

American Stock Transfer & Trust Company
59 Maiden Lane
New York, NY 10038

The New
America
High Income
Fund, Inc.

Semi-Annual

Report

June 30, 2009

Item 2 -	Code of Ethics - Not required in semi-annual filing.

Item 3 -	Audit Committee Financial Experts - Not required in a semi-annual filing.

Item 4 -	Principal Accountant Fees and Services - Not required in semi-annual filing.

Item 5 -	Audit Committee of Listed Registrant - Not required in semi-annual filing.

Item 6 -	Schedule of Investments - Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 -	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not required in semi-annual filing.

Item 8 -	Portfolio Managers of Closed-End Management Investment Companies - Not required in semi-annual filing.

2

Item 9 -	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not applicable.

Item 10 -	Submission of Matters to a Vote of Security Holders - Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The Fund’s principal executive officer and principal financial officer concluded that the Fund disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) provide reasonable assurances that information required to be disclosed by the Fund on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Fund in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Fund’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure, based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Fund’s second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Not Applicable.

(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act.

(a)(3)	Not Applicable.

(b)	The certifications required by Rule 30a-2(b) under the 1940 Act.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The New America High Income Fund, Inc.

By:	/s/ Robert F. Birch
Name:	Robert F. Birch
Title:	President and Director
Date:	August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert F. Birch
Name:	Robert F. Birch
Title:	President
Date:	August 28, 2009

By:	/s/ Ellen E. Terry
Name:	Ellen E. Terry
Title:	Treasurer
Date:	August 28, 2009

4